Provisions - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [Line Items]
Litigation provisions	€ 92	€ 11
Provisions	210	173
Litigation provision [member]
Disclosure of other provisions [Line Items]
Provisions	85
Fees payable upon purchase and surrender of unit-linked policies [member]
Disclosure of other provisions [Line Items]
Provisions	20	24
Restructuring provisions [member]
Disclosure of other provisions [Line Items]
Provisions	27	39
Other provisions [member]
Disclosure of other provisions [Line Items]
Provisions	71	74
Provisions for unearned commission [member]
Disclosure of other provisions [Line Items]
Provisions	€ 0	€ 25